Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	$228,158	$(26,050)	$202,108
- Vessels’ improvements	231	-	231
- Depreciation	-	(12,762)	(12,762)
Balance, December 31, 2024	$228,389	$(38,812)	$189,577
- Vessels’ acquisitions transferred from advances	135,617	-	135,617
- Vessels’ acquisitions	155,977	-	155,977
- Vessel’s disposals	(22,145)	4,652	(17,493)
- Depreciation	-	(13,989)	(13,989)
Balance, December 31, 2025	$497,838	$(48,149)	$449,689